Nature of the Business (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 26, 2018 $ / shares shares	Jun. 22, 2018 USD ($)	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Jun. 22, 2018 £ / shares	Jun. 22, 2018 $ / shares	Sep. 30, 2015 USD ($)
Class of Stock
Equity conversion ratio		3.185
Net loss			$ 44,751	$ 19,727	$ 12,550
Accumulated deficit			92,653	47,902
Cash			$ 247,089	$ 137,070	$ 28,059			$ 10,203
Ordinary shares
Class of Stock
Common stock, par value (usd/gbp per share) | (per share)			$ 0.000042	$ 0.000042		£ 0.000032	$ 0.000042
Ordinary shares | IPO
Class of Stock
Number of shares issued in transaction (shares) | shares	10,147,059
Per share price of issuance (usd per share) | $ / shares	$ 17.00
Proceeds of issuance of ordinary shares, net of issuance costs		$ 156,500
Ordinary shares | Options
Class of Stock
Number of shares issued in transaction (shares) | shares	1,323,529